Embedded Derivative Asset and Silver Stream (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Derivative Financial Instrument [Abstract]
Embedded derivative asset – Beginning of year	$ 6,600	$ 0
Embedded derivative asset - Addition	0	6,600
Fair value adjustment	3,071	0
Embedded derivative asset – End of year	$ 9,671	$ 6,600